     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 1, 2002

                                                        FILE NO. 33-84436

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 1


                            VANGUARD WHITEHALL FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST

                                  P.O. BOX 2600
                             VALLEY FORGE, PA 19482
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (610) 669-1000

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482



NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON JULY 1, 2002, PURSUANT TO PARAGRAPH (B) OF RULE 485.
















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June 28, 2002


Board of Trustees
Vanguard Whitehall Funds
100 Vanguard Boulevard
Malvern, PA  19355

PIC Investment Trust
300 North Lake Avenue
Pasadena, California 91101-4106


Re: Agreement and Plan of Reorganization, Dated as of the 19th of June, 2002 (the "Agreement"), By and Between Vanguard Whitehall Funds, a Delaware business trust, (the "Vanguard Trust") on behalf of its series, Vanguard Mid-Cap Growth Fund (the "Vanguard Fund"), and PIC Investment Trust, a Delaware business trust (the "Provident Trust"), on behalf of its series, Provident Investment Counsel Mid Cap Fund A ("Provident Fund")



Ladies and Gentlemen:

     You have requested our opinion as to certain federal income tax consequences of the reorganization of Provident Fund which will consist of (i) the transfer of all or substantially all of the assets of the Provident Fund to the Vanguard Fund, in exchange solely for shares of beneficial interest of the Vanguard Fund (the "Vanguard Fund Shares"); (ii) the assumption by the Vanguard Fund of the liabilities of the Provident Fund; and (iii) the distribution of the Vanguard Fund Shares to the shareholders of the Provident Fund in complete liquidation of the Provident Fund as provided herein, all upon the terms and conditions hereinafter set forth in the Agreement (the "Reorganization").

     In rendering our opinion, we have reviewed and relied upon (a) the Agreement and Plan of Reorganization, dated as of the 19th day of June, 2002, by and between the Vanguard Trust and the Provident Trust, (b) the proxy materials provided to shareholders of the Provident Fund in connection with the Special Meeting of Shareholders of the Provident Fund held on June 3, 2002, (c) certain representations concerning the Reorganization made to us by the Vanguard Trust and the Provident Trust in letters dated June 28, 2002 (the "Representation Letters"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Agreement.

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     For purposes of this  opinion,  we have assumed that each of the  Provident
Fund and the Vanguard Fund on the effective date of the Reorganization satisfy, and following the Reorganization, the Vanguard Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Based on the foregoing and provided the Reorganization is carried out in accordance with the applicable laws of the State of Delaware, the Agreement and the Representation Letters, it is our opinion that:

     1. The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Code, and Provident Fund and Vanguard Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

     2. No gain or loss will be recognized by Provident Fund upon the transfer of all of its assets to Vanguard Fund in exchange solely for Vanguard Fund Shares or upon the distribution of the Vanguard Fund Shares to the Provident Fund's shareholders in exchange for their shares of the Provident Fund.

     3. No gain or loss will be recognized by Vanguard Fund upon the receipt by it of all of the assets of Provident Fund in exchange solely for Vanguard Fund Shares and the assumption by the Vanguard Fund of the liabilities of the Provident Fund.

     4. The tax basis of the assets of Provident Fund received by Vanguard Fund will be the same as the tax basis of such assets to Provident Fund immediately prior to the Reorganization.

     5. The holding period of the assets of Provident Fund received by Vanguard Fund will be the same holding period which such assets had in the hands of Provident Fund immediately prior to the Reorganization.

     6. No gain or loss will be recognized by the shareholders of Provident Fund upon the exchange of their Provident Fund Shares for Vanguard Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Vanguard Fund of the liabilities of the Provident Fund.

     7. Theaggregate tax basis of the Vanguard Fund Shares received by the shareholders of Provident Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the basis of the Provident Fund Shares held by the Provident shareholder's immediately prior to the Reorganization.

     8. The holding period of the Vanguard Fund Shares received by the shareholders of Provident Fund (including fractional shares to which they may be entitled) will include the holding period of the Provident Fund Shares surrendered in exchange therefor, provided that the Provident Fund Shares were held as a capital asset on the effective date of the Reorganization.

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     9.   For  purposes of section 381 of the Code,  the  Vanguard  Fund will be treated as the same corporation as the Provident Fund and the tax attributes of the Provident Fund enumerated in section 381(c) will be taken into account by the Vanguard Fund as if there had been no reorganization (section 1.381(b)-1(a)(2) of the Regulations). The taxable year of Provident Fund will not end on the date of the reorganization and the part of the taxable year of taxpayer before the reorganization and the part of the taxable year of the Vanguard Fund after the reorganization will constitute a single taxable year of the Vanguard Fund (section 381(b) of the Code, section 1.381(b)-1(a)(2) of the Regulations, and Rev. Rul. 57- 276, 1957-1 C.B. 126).

     This opinion letter expresses our views only as to U.S. federal income tax laws in effect as of the date hereof. It represents our best legal judgment as to the matters addressed herein, but is not binding on the Internal Revenue Service or the courts. Accordingly, no assurance can be given that the opinions and analysis expressed herein, if contested, would be sustained by a court. Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter.

     Our opinion is conditioned  upon the  performance by the Vanguard Trust and
the   Provident   Trust  of  their   undertakings   in  the  Agreement  and  the
Representation Letters.

     This opinion is being rendered to Vanguard Fund and Provident Fund and may be relied upon only by such funds and the shareholders of each fund. We authorize the inclusion of this opinion in SEC Form N-14 filed with respect to Reorganization.


                          Very truly yours,

                          MORGAN, LEWIS & BOCKIUS LLP
                          /s/ Morgan Lewis & Bockius  LLP


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